Note 4 - Liquidity and Capital Resources - 10-Q (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Liquidityand Capital Resource Disclosure [Abstract]
Net Cash Provided by (Used in) Operating Activities	$ (4,028,000)	$ (3,656,000)	$ (5,173,000)	$ 7,071,000
Net Cash Provided by (Used in) Investing Activities	(185,000)	(64,000)	(86,000)	(178,000)
Net Cash Provided by (Used in) Financing Activities	74,000	12,299,000	12,299,000	(10,350,000)
Cash and Cash Equivalents, at Carrying Value	3,023,000	8,701,000	7,162,000	122,000	5,072,000
Common Stock, Value, Issued	373,000		242,000	130,000
Common Stock, Shares, Issued (in Shares)	373,040,523		242,074,324	134,467,554
Share Price (in Dollars per share)	$ 0.384
Common Stock Purchase Agreement, Value of Shares Authorized to Issue and Sell to Investors (in Dollars)	$ 20,000,000